Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO

Named Executive Officers

(“Non-PEO

NEOs”) and
certain aspects of our financial performance. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.
The following table summarizes compensation paid to our PEO as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our
Non-PEO
NE
Os as
set forth in our Summary Compensation Table, and average compensation actually paid to our
Non-PEO
NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

Pay versus Performance Table

							Value of Initial Fixed $100 Investment Based On (4) :		In Thousands

Fiscal Year (1)	Summary Compensation Table Total for Mr. Levin PEO 1 (2)	Summary Compensation Table Total for Mr. Trojan PEO 2 (2)	Compensation Actually Paid to Mr. Levin PEO 1 (3)	Compensation Actually Paid to Mr. Trojan PEO 2 (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (Loss)	Operating Loss (6)

2022	$2,650,029	N/A	$1,945,628	N/A	$719,955	$396,206	$69.49	$96.84	$4,076	$(5,480)

2021	$2,519,663	$3,711,615	$2,579,184	$4,267,251	$856,556	$861,636	$91.02	$121.51	$(3,606)	$(16,507)

2020	N/A	$2,420,804	N/A	$3,039,372	$696,597	$688,107	$101.40	$126.87	$(57,885)	$(86,431)

(1)	Mr. Levin succeeded Mr. Trojan as PEO on September 1, 2021. Mr. Trojan served as the PEO for the entirety of fiscal year 2020. Our Non-PEO NEOs for the applicable fiscal years were as follows:

•	FY 2022: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Krakower

•	FY 2021: Mr. Houdek, Mr. Mayer, Mr. Lynds, and Ms. Miller

•	FY 2020: Mr. Levin, Mr. Mayer, Mr. Lynds, Mr. Ledwith, and Ms. Miller

(2)
Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEOs, Messrs. Levin and Trojan, and the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our
Non-PEO
NEOs reported for the applicable fiscal year.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEOs, Messrs. Levin and Trojan, and for the average of the
Non-PEO
NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from Summary Compensation Table amounts.

(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last day in fiscal year 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(5)
“Peer Group” represents the S&P 600 Restaurant Group Index, which we have identified as our peer group for purposes of Item 402(v) and which we use for purposes of compliance with Item 201(e) of Regulation
S-K.

(6)
We have determined that operating income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Reconciliation of Summary Compensation to Compensation Actually Paid

	Fiscal 2022		Fiscal 2021			Fiscal 2020

	Mr. Levin PEO 1	Average Non-PEO NEOs	Mr. Levin PEO 1	Mr. Trojan PEO 2	Average Non-PEO NEOs	Mr. Trojan PEO 2	Average Non-PEO NEOs

Summary Compensation Table Total	$2,650,029	$719,955	$2,519,663	$3,711,615	$856,556	$2,420,804	$696,597

Minus Stock Award Value Reported in Summary Compensation Table for the Fiscal Year	(1,000,047)	(145,877)	(908,372)	(1,333,370)	(219,040)	(1,069,905)	(230,778)

Minus Option Award Value Reported in Summary Compensation Table for the Fiscal Year	(499,884)	(72,903)	(641,625)	(666,559)	(85,835)	(500,260)	(100,054)

Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	1,331,266	177,747	1,408,643	1,997,836	254,557	1,891,623	270,478

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(461,714)	(170,290)	11,391	29,036	1,686	119,751	15,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	2,404	69,864	24,223

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(76,232)	(47,447)	183,544	511,023	49,705	84,993	8,989

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	(66,235)	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	2,210	1,256	5,940	17,670	1,603	22,502	2,679

Compensation Actually Paid	$1,945,628	$396,206	$2,579,184	$4,267,251	$861,636	$3,039,372	$688,107

Company Selected Measure Name			OperatingLoss
Named Executive Officers, Footnote [Text Block]	Mr. Levin succeeded Mr. Trojan as PEO on September 1, 2021. Mr. Trojan served as the PEO for the entirety of fiscal year 2020. Our
Non-PEO
NEOs for the applicable fiscal years were as follows:
•	FY 2022: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Krakower

•	FY 2021: Mr. Houdek, Mr. Mayer, Mr. Lynds, and Ms. Miller

•	FY 2020: Mr. Levin, Mr. Mayer, Mr. Lynds, Mr. Ledwith, and Ms. Miller

Peer Group Issuers, Footnote [Text Block]	“Peer Group” represents the S&P 600 Restaurant Group Index, which we have identified as our peer group for purposes of Item 402(v) and which we use for purposes of compliance with Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote [Text Block]

	Fiscal 2022		Fiscal 2021			Fiscal 2020

	Mr. Levin PEO 1	Average Non-PEO NEOs	Mr. Levin PEO 1	Mr. Trojan PEO 2	Average Non-PEO NEOs	Mr. Trojan PEO 2	Average Non-PEO NEOs

Summary Compensation Table Total	$2,650,029	$719,955	$2,519,663	$3,711,615	$856,556	$2,420,804	$696,597

Minus Stock Award Value Reported in Summary Compensation Table for the Fiscal Year	(1,000,047)	(145,877)	(908,372)	(1,333,370)	(219,040)	(1,069,905)	(230,778)

Minus Option Award Value Reported in Summary Compensation Table for the Fiscal Year	(499,884)	(72,903)	(641,625)	(666,559)	(85,835)	(500,260)	(100,054)

Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	1,331,266	177,747	1,408,643	1,997,836	254,557	1,891,623	270,478

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(461,714)	(170,290)	11,391	29,036	1,686	119,751	15,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	2,404	69,864	24,223

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(76,232)	(47,447)	183,544	511,023	49,705	84,993	8,989

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	(66,235)	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	2,210	1,256	5,940	17,670	1,603	22,502	2,679

Compensation Actually Paid	$1,945,628	$396,206	$2,579,184	$4,267,251	$861,636	$3,039,372	$688,107

Non-PEO NEO Average Total Compensation Amount			$ 719,955	$ 856,556	$ 696,597
Non-PEO NEO Average Compensation Actually Paid Amount			$ 396,206	861,636	688,107
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Fiscal 2022		Fiscal 2021			Fiscal 2020

	Mr. Levin PEO 1	Average Non-PEO NEOs	Mr. Levin PEO 1	Mr. Trojan PEO 2	Average Non-PEO NEOs	Mr. Trojan PEO 2	Average Non-PEO NEOs

Summary Compensation Table Total	$2,650,029	$719,955	$2,519,663	$3,711,615	$856,556	$2,420,804	$696,597

Minus Stock Award Value Reported in Summary Compensation Table for the Fiscal Year	(1,000,047)	(145,877)	(908,372)	(1,333,370)	(219,040)	(1,069,905)	(230,778)

Minus Option Award Value Reported in Summary Compensation Table for the Fiscal Year	(499,884)	(72,903)	(641,625)	(666,559)	(85,835)	(500,260)	(100,054)

Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	1,331,266	177,747	1,408,643	1,997,836	254,557	1,891,623	270,478

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(461,714)	(170,290)	11,391	29,036	1,686	119,751	15,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	2,404	69,864	24,223

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(76,232)	(47,447)	183,544	511,023	49,705	84,993	8,989

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	(66,235)	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	2,210	1,256	5,940	17,670	1,603	22,502	2,679

Compensation Actually Paid	$1,945,628	$396,206	$2,579,184	$4,267,251	$861,636	$3,039,372	$688,107

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Relationship between CAP and TSR The graph below illustrates the relationship between TSR and our Peer Group TSR as well as the relationship between CAP and TSR for our PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Net Income [Text Block]			Relationship between CAP and GAAP Net Income The graph below reflects the relationship between our PEO and average Non-PEO NEOs CAP and our Net Income for the applicable fiscal year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and GAAP Operating Loss (our Company-Selected Measure)
The graph below reflects the relationship between our PEO and average
Non-PEO
NEOs CAP and our Operating Loss for the applicable fiscal year.

Total Shareholder Return Vs Peer Group [Text Block]			Relationship between CAP and TSR The graph below illustrates the relationship between TSR and our Peer Group TSR as well as the relationship between CAP and TSR for our PEO and average Non-PEO NEOs.
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and CAP
The following is a list of performance measures, which in our assessment represent the most important performance measures we use to link compensation actually paid to the Named Executive Officers for fiscal
2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the Compensation Discussion and Analysis for a further description of these metrics and how they are used in our executive compensation program.

1.	Operating Income

2.	Comparable Restaurant Sales as measured against Black Box

3.	Weekly Sales Average

Total Shareholder Return Amount			$ 69.49	91.02	101.4
Peer Group Total Shareholder Return Amount			96.84	121.51	126.87
Net Income (Loss)			$ 4,076,000	$ (3,606,000)	$ (57,885,000)
Company Selected Measure Amount			(5,480,000)	(16,507,000)	(86,431,000)
PEO Name	Mr. Levin	Mr. Trojan	Mr. Levin		Mr. Trojan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Comparable Restaurant Sales as measured against Black Box
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Weekly Sales Average
Mr. Levin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,650,029	$ 2,519,663
PEO Actually Paid Compensation Amount			1,945,628	2,579,184
Mr. Trojan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				3,711,615	$ 2,420,804
PEO Actually Paid Compensation Amount				4,267,251	3,039,372
PEO [Member] | Mr. Levin [Member] | Stock Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,000,047)	(908,372)
PEO [Member] | Mr. Levin [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(499,884)	(641,625)
PEO [Member] | Mr. Levin [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,331,266	1,408,643
PEO [Member] | Mr. Levin [Member] | Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(461,714)	11,391
PEO [Member] | Mr. Levin [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(76,232)	183,544
PEO [Member] | Mr. Levin [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,210	5,940
PEO [Member] | Mr. Trojan [Member] | Stock Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,333,370)	(1,069,905)
PEO [Member] | Mr. Trojan [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(666,559)	(500,260)
PEO [Member] | Mr. Trojan [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,997,836	1,891,623
PEO [Member] | Mr. Trojan [Member] | Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				29,036	119,751
PEO [Member] | Mr. Trojan [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					69,864
PEO [Member] | Mr. Trojan [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				511,023	84,993
PEO [Member] | Mr. Trojan [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				17,670	22,502
Non-PEO NEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(145,877)	(219,040)	(230,778)
Non-PEO NEO [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(72,903)	(85,835)	(100,054)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			177,747	254,557	270,478
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(170,290)	1,686	15,973
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,404	24,223
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(47,447)	49,705	8,989
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(66,235)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,256	$ 1,603	$ 2,679